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Ned Davis Research 360 Dynamic Allocation ETF
NED DAVIS RESEARCH 360o DYNAMIC ALLOCATION ETF - FUND SUMMARY
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ned Davis Research 360 Dynamic Allocation ETF Ned Davis Research 360 Dynamic Allocation ETF	[1]
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.15%	[2],[3]
Total Annual Fund Operating Expenses	0.80%
Less: Fee Waiver	0.15%	[4]
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[4]
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[4]	The Adviser has agreed to reduce its unitary management fee to 0.50% of the Fund’s average daily net assets through at least January 31, 2026. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed above is reflected only through January 31, 2026. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Ned Davis Research 360 Dynamic Allocation ETF | Ned Davis Research 360 Dynamic Allocation ETF | USD ($)	66	235

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily invests in passively managed ETFs (“Underlying ETFs”), including affiliated ETFs that use the sub-adviser’s models or indices. The Fund’s sub-adviser, Ned Davis Research, Inc. (“NDR” or the “Sub-Adviser”), developed models and indicators that are quantitative and are based on data from multiple disciplines, including macroeconomic, fundamental, technical, and sentiment areas (each described more below). The models and indicators are used by the Fund’s portfolio managers to allocate across the equity, fixed income, and commodity asset classes, as well as determine the investments in the Underlying ETFs. The Underlying ETFs principally invest in equity securities, bonds (both long- and short-term), commodities and money markets.

NDR constructs the Fund’s portfolio using its “360° Approach,” a comprehensive methodology designed to provide a holistic view of the global markets, including equities, bonds, commodities, and money markets, guiding the Fund’s asset allocation.

NDR’s 360° Approach draws on a wide range of data from leading market data providers, including Bloomberg, Refinitiv, S&P, Haver, MSCI, and others, to provide the raw data inputs. The raw data inputs include: macroeconomic information, index constituents, company and aggregate fundamentals, and pricing on indices and individual securities. NDR aggregates and analyzes the data to generate a holistic market perspective.

The Fund’s portfolio managers base investment decisions on a range of indicators, metrics, and data points selected by NDR’s research team. Rather than focusing on a single factor, they assess the overall picture created by the data. When most indicators suggest a particular trend, the collective “weight” of that data may carry greater significance in guiding their decisions. NDR’s 360° Approach comprises the following four traditional investment pillars:

1.	Macroeconomic

2.	Fundamental
3.	Technical
4.	Sentiment

The first two pillars, macroeconomic and fundamental, provide a broad, long-term view of the markets and are slower to change, informing the Sub-Adviser’s strategic outlook. Fundamental analysis evaluates key financial metrics of individual companies, such as earnings and cash flow, to identify trends in corporate health, sector performance, and economic growth. When aggregated and combined with macroeconomic data, these insights provide a deeper understanding of corporate performance within the broader economy, offering the Sub-Adviser a comprehensive outlook on market behavior. NDR uses this analysis to forecast asset class and market trends.

The next two pillars, technical and sentiment, offer a tactical outlook and move more quickly. These pillars reflect the global equity, commodity, and bond markets’ often rapid and ongoing adjustments to new information. NDR uses its analysis of these two pillars to assess current market conditions, seeking to identify short-term trends, price patterns, and shifts in investor behavior.

By integrating these four pillars, NDR’s 360° Approach seeks to implement a balanced perspective that captures both the long-term strategic and short-term tactical elements of market behavior, with a goal of enabling well-informed investment decisions.

NDR’s 360° Approach – Underlying ETF selection processes

NDR uses its 360° Approach to allocate the Fund’s portfolio across a mix of equity, long- and short-term bonds, and commodity ETFs. The selection and allocation of these Underlying ETFs are driven by NDR’s analysis of multiple indicators across four investment pillars: macroeconomic, fundamental, technical, and sentiment. NDR has developed quantitative models to assess the relationships between asset classes and these factors, allowing it to allocate greater weight to the asset class with, in its assessment, the highest probability of outperforming while reducing weight in areas with lower potential.

In particular, the Fund will invest across the following asset types:

Equity ETFs	Long-Term Bond ETFs	Short-Term Bond ETFs	Commodity ETFs
U.S. large caps	Long-term U.S. Treasury bonds	Short-term U.S. Treasury securities	Broad-based commodities (e.g., energy, metals, agriculture, and livestock sectors)
U.S. small caps	International bonds (excluding the U.S.)	Short-term fixed income investments
U.S. growth	Emerging market bonds	Ultra-short-term U.S. Treasury securities
U.S. value	U.S. high yield corporate bonds
Emerging markets	U.S. investment grade corporate bonds
International developed markets

Asset Allocation Determinations

NDR makes allocation decisions between equities and fixed-income using its 360° Approach, which considers both macroeconomic and technical pillars. Within each asset class, NDR bases allocations on indicators such as trend-following, rate-of-change, and overbought/oversold conditions (each, defined below). NDR’s model selects investment products with the strongest technical strength for implementation. Additionally, the Fund may invest, to a limited extent, in commodity ETFs. NDR evaluates commodity ETFs based on technical, macroeconomic, and sentiment indicators.

For example, if NDR’s models indicate that macroeconomic and technical conditions favor bonds over equities, the portfolio may allocate a higher percentage to bond ETFs. Conversely, if equity indicators—such as trend-following and macroeconomic conditions—reflect equity strength, the Fund may increase its weighting toward equity ETFs.

Asset Classes – Potential Contributions to Long-Term Capital Appreciation

Each asset type in the Fund’s portfolio contributes to long-term capital appreciation. Equity ETFs provide exposure to U.S. and international markets, including large caps, small caps, growth, value, and emerging markets, and are selected based on NDR’s analysis of sectors and styles most likely to outperform. Bond ETFs, such as U.S. Treasury, international, high-yield, and investment-grade corporate bonds, offer both income and capital growth potential (which typically occurs due to decreases in interest rates or improving credit fundamentals for a specific security or sector), helping manage risk and provide returns during market volatility. Commodity ETFs, covering energy, metals, agriculture, and livestock sectors, may capture opportunities in favorable market conditions.

Dynamic Allocation Strategy

NDR’s allocation strategy is dynamic, meaning the Fund’s allocation between equity, bond, commodity ETFs and money markets may shift significantly based on changing market conditions. The strategy uses a target allocation of 60% global equities and 40% global bonds, but NDR’s model may dictate allocations that deviate significantly from this target. It is possible that the Fund may allocate up to 100% of its assets to equities or bonds. As a result of the Fund’s dynamic allocation strategy, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately between 5 and 20 Underlying ETFs. The Fund may also hold cash or cash equivalents. The Sub-Adviser reviews the Fund’s portfolio for potential reallocation on at least a monthly basis.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.ndrfunds.com.

Ned Davis Research 360 Dynamic Allocation ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Ned Davis Research 360 Dynamic Allocation ETF | Underlying ETFs Risks [Member]

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are subject to the “ETF Risks” described below.

Ned Davis Research 360 Dynamic Allocation ETF | Affiliated ETF Risks [Member]

Affiliated ETF Risks. NDR may receive model fees or index fees from the ETFs (“Affiliated ETFs”) in which the Fund may invest, as well as sub-advisory fees from the Fund and profits generated by the Fund. This creates a potential conflict of interest, as NDR could be (or could be perceived to be) biased toward recommending Affiliated ETFs due to the additional fees it receives. In fulfilling its fiduciary duties to both the Fund and the Affiliated ETFs, this conflict could influence how NDR allocates the Fund’s assets. To mitigate this risk, NDR limits the total recommended allocation to Affiliated ETFs to less than 10% of the overall portfolio. However, despite these steps, it is still possible that such conflicts could affect NDR’s decision-making when determining whether to buy or sell shares of an Affiliated ETF. Although NDR takes measures to manage these conflicts, they may still have an impact on the Fund.

Ned Davis Research 360 Dynamic Allocation ETF | Equity Market Risk [Member]

Equity Market Risk. The Underlying ETFs may invest in various equity securities. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in an Underlying ETF’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Ned Davis Research 360 Dynamic Allocation ETF | Growth Investing Risk [Member]

Growth Investing Risk. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Ned Davis Research 360 Dynamic Allocation ETF | Value Investing Risk [Member]

Value Investing Risk. The Underlying ETFs may invest in companies that appear to be value-oriented. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or because the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Ned Davis Research 360 Dynamic Allocation ETF | Market Capitalization Risk [Member]
Market Capitalization Risk. The Underlying ETFs may invest in companies of any market capitalization. As a result, the Fund may be indirectly exposed to the following risks:
Ned Davis Research 360 Dynamic Allocation ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Ned Davis Research 360 Dynamic Allocation ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Ned Davis Research 360 Dynamic Allocation ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Ned Davis Research 360 Dynamic Allocation ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. The Underlying ETFs may invest in various foreign securities. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Ned Davis Research 360 Dynamic Allocation ETF | Emerging Markets Risk [Member]
○	Emerging Markets Risk. The Underlying ETFs may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Ned Davis Research 360 Dynamic Allocation ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The Underlying ETFs may invest in various fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Ned Davis Research 360 Dynamic Allocation ETF | Emerging Market Bonds Risk [Member]
●	Emerging Market Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in emerging market bonds, which entails higher risks compared to developed market bonds due to political, economic, and market factors. Political risk is heightened in emerging markets due to potential instability, policy changes, or government interventions that can adversely affect bond values. Economic risk is also more pronounced, with emerging markets often experiencing greater volatility in growth rates, inflation, and interest rates. Market risk is increased due to less mature financial markets, lower liquidity, and greater susceptibility to external shocks. Furthermore, these bonds may face higher default risk due to weaker creditworthiness of issuers and less reliable legal and regulatory frameworks.

Ned Davis Research 360 Dynamic Allocation ETF | High-Yield Corporate Bonds Risk [Member]
●	High-Yield Corporate Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in high-yield corporate bonds, also known as junk bonds, which carry significant risks due to their lower credit ratings and higher default probabilities. Credit risk is a major concern, as these bonds are issued by companies with weaker financial health, making them more likely to default on interest and principal payments. Liquidity risk is another factor, as high-yield bonds may be harder to sell at desired prices, especially during market downturns. Market risk is elevated, with high-yield bonds often experiencing greater price volatility due to changes in interest rates, economic conditions, or issuer-specific news. Additionally, these bonds are more susceptible to changes in investor sentiment and risk appetite, which can lead to sharp price movements.

Ned Davis Research 360 Dynamic Allocation ETF | International Bonds Risk [Member]
●	International Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in international bonds, which involves several risks, including currency risk, political risk, and economic risk. Currency risk arises from fluctuations in exchange rates, potentially impacting the value of foreign bonds when converted to the investor’s home currency. Political risk involves changes in government, policy, or political instability in the issuing country, which can affect bond values. Economic risk pertains to the overall economic conditions in the issuing country, such as inflation rates, economic growth, and interest rate changes, influencing the performance of international bonds. Additionally, these bonds may be subject to less stringent regulatory and disclosure standards, increasing the risk of inadequate information.

Ned Davis Research 360 Dynamic Allocation ETF | Cash and Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Ned Davis Research 360 Dynamic Allocation ETF | Commodity ETF Risk [Member]

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

Ned Davis Research 360 Dynamic Allocation ETF | ETF Risks [Member]
ETF Risks.
Ned Davis Research 360 Dynamic Allocation ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Ned Davis Research 360 Dynamic Allocation ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Ned Davis Research 360 Dynamic Allocation ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Ned Davis Research 360 Dynamic Allocation ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Ned Davis Research 360 Dynamic Allocation ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Ned Davis Research 360 Dynamic Allocation ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Ned Davis Research 360 Dynamic Allocation ETF | Management Risk [Member]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In particular, the Fund’s ability to achieve its investment objective depends largely upon NDR’s allocation of assets among the Underlying ETFs using its 360° Approach. You could lose money on your investment in the Fund as a result of these allocations.

Ned Davis Research 360 Dynamic Allocation ETF | Market Events Risk [Member]

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Ned Davis Research 360 Dynamic Allocation ETF | Model and Data Risk [Member]

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Adviser carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Sub-Adviser’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Ned Davis Research 360 Dynamic Allocation ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund, or an Underlying ETF, may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Ned Davis Research 360 Dynamic Allocation ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Ned Davis Research 360 Dynamic Allocation ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Ned Davis Research 360 Dynamic Allocation ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Underlying ETFs may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Ned Davis Research 360 Core Equity ETF
NED DAVIS RESEARCH 360º CORE EQUITY ETF - FUND SUMMARY
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ned Davis Research 360 Core Equity ETF Ned Davis Research 360 Core Equity ETF	[1]
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.65%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Ned Davis Research 360 Core Equity ETF | Ned Davis Research 360 Core Equity ETF | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that invests in equity securities. The Fund’s sub-adviser, Ned Davis Research, Inc. (“NDR,” or the “Sub-Adviser”), constructs the Fund’s portfolio using its “360° Approach,” a comprehensive methodology designed to provide a holistic view of the U.S. equity market and individual stocks.

NDR’s 360° Approach draws on a wide range of data from leading market data providers, including Bloomberg, Refinitiv, S&P, Haver, MSCI, and others, to provide the raw data inputs. The raw data inputs include: macroeconomic information, index constituents, company and aggregate fundamentals, and pricing on indices and individual securities. NDR aggregates and analyzes the data to generate a holistic market perspective.

The Fund’s portfolio managers base investment decisions on a range of indicators, metrics, and data points selected by NDR’s research team. Rather than focusing on a single factor, they assess the overall picture created by the data. When most indicators suggest a particular trend, the collective “weight” of that data may carry greater significance in guiding their decisions (referred to as “weight of the evidence”).

NDR’s 360° Approach comprises the following four traditional investment pillars:

1.	Macroeconomic
2.	Fundamental
3.	Technical
4.	Sentiment

The first two pillars, macroeconomic and fundamental, provide a broad, long-term view of the markets and are slower to change, informing the Sub-Adviser’s strategic outlook. Fundamental analysis evaluates key financial metrics of individual companies, such as earnings and cash flow, to identify trends in corporate health, sector performance, and economic growth. When combined with macroeconomic data, these insights provide a deeper understanding of corporate performance within the broader economy, offering the Sub-Adviser a comprehensive outlook on market behavior. NDR uses this analysis to forecast asset class and market trends.

The next two pillars, technical and sentiment, offer a tactical outlook and move more quickly. These pillars reflect the global equity, commodity, and bond markets’ often rapid and ongoing adjustments to new information. NDR uses its analysis of these two pillars to assess current market conditions, seeking to identify short-term trends, price patterns, and shifts in investor behavior.

By integrating these four pillars, NDR’s 360° Approach seeks to implement a balanced perspective that captures both the long-term strategic and short-term tactical elements of market behavior, with a goal of enabling well-informed investment decisions.

NDR’s 360° Approach - Stock selection processes

NDR’s 360° Approach aims to identify long-term capital appreciation opportunities by focusing on undervalued, high-quality, and operationally efficient U.S. stocks. Using a multi-factor model, NDR ranks stocks within a U.S. equity universe based on factors such as valuation, asset efficiency, earnings quality, and price momentum. This 360° process integrates macroeconomic, fundamental, technical, and behavioral data to provide a comprehensive “weight-of-the-evidence” perspective.

NDR evaluates over 150 company and stock attributes, including information from company financial statements, analyst expectations, company uses of cash, and stock price performance. These attributes provide insights into valuation, earnings quality, asset efficiency, momentum, and shareholder rewards, respectively. NDR analysts conduct additional news-related and technical reviews of the securities being bought or sold during the reallocation process, which is performed at least twice a year. As a result of the Fund’s stock selection processes, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s investment universe comprises U.S.-traded large-cap companies, representing approximately the top 80% of total market capitalization of common stocks listed on major U.S. exchanges. As of September 2024, the market capitalizations of companies within this universe ranged from approximately $5.5 billion to $3.4 trillion. NDR focuses on stocks with larger weightings within this universe, meaning the Fund’s portfolio will include shares of companies with very large market capitalizations—some of the largest in the market. See “Additional Information About the “Fund” for more information about the foregoing financial terms.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately between thirty to sixty-five positions.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities. For purposes of its 80% test, equity securities include common stocks, preferred stocks, convertible securities, warrants, and rights.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.ndrfunds.com.

Ned Davis Research 360 Core Equity ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Ned Davis Research 360 Core Equity ETF | Equity Market Risk [Member]

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Ned Davis Research 360 Core Equity ETF | Value Investing Risk [Member]

Value Investing Risk. The Fund may invest in companies that appear to be value-oriented. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or because the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Ned Davis Research 360 Core Equity ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
Ned Davis Research 360 Core Equity ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Ned Davis Research 360 Core Equity ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies

Ned Davis Research 360 Core Equity ETF | ETF Risks [Member]
ETF Risks.
Ned Davis Research 360 Core Equity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Ned Davis Research 360 Core Equity ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Ned Davis Research 360 Core Equity ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Ned Davis Research 360 Core Equity ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Ned Davis Research 360 Core Equity ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Ned Davis Research 360 Core Equity ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Ned Davis Research 360 Core Equity ETF | Management Risk [Member]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In particular, the Fund’s ability to achieve its investment objective depends largely upon NDR’s allocation of assets using its 360° Approach. You could lose money on your investment in the Fund as a result of these allocations.

Ned Davis Research 360 Core Equity ETF | Market Events Risk [Member]

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Ned Davis Research 360 Core Equity ETF | Model and Data Risk [Member]

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Adviser carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Sub-Adviser’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Ned Davis Research 360 Core Equity ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Ned Davis Research 360 Core Equity ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Ned Davis Research 360 Core Equity ETF | Common Stocks Risk [Member]
●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Ned Davis Research 360 Core Equity ETF | Convertible Securities Risk [Member]
●	Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Ned Davis Research 360 Core Equity ETF | Preferred Stocks Risk [Member]
●	Preferred Stocks Risk. Investing in preferred stocks exposes the Fund to certain risks. Although preferred stocks are generally less risky than common stocks, they still face risks related to equity markets. Preferred stocks may experience sudden, unpredictable drops in value or extended periods of decline. This can occur due to broader market conditions or specific issues related to the issuers, industries, or sectors in which the Fund invests. Additionally, preferred stockholders typically have limited rights compared to debt holders.

Ned Davis Research 360 Core Equity ETF | Warrants Risk [Member]
●	Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.